Goodwill (Tables)	12 Months Ended
Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill
A continuity of goodwill is as follows:

	December 31, 2016	December 31, 2015
Balance, beginning of year	$3,008	$23,352
Measurement period adjustments	—	149
Impairment losses	—	(18,707)
Impact of foreign exchange changes	(85)	(1,786)
Balance, end of year	$2,923	$3,008